EARNINGS PER SHARE (Details 3) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net profit (loss) attributable to the shareholders of the Group	$ 103,367	$ 118,925	$ (38,795)
Adjustments to exclude loss for the year from discontinued operation	0	3,165	6,123
Profit (loss) from continuing operations for the purpose of basic Profit (loss) per share from continuing operations	103,367	122,090	(32,672)
Profit (loss) for the purposes of diluted profit (loss) per share from continuing operations	$ 103,367	$ 122,090	$ (32,672)
Basic profit (loss) per share	$ 5.45	$ 6.38	$ (1.72)
Diluted profit (loss) per share	$ 5.45	$ 6.1	$ (1.72)